Inventory	9 Months Ended
Sep. 30, 2020
Inventory
Inventory

5. Inventory

Inventory consists of the following:

	December 31,	September 30,
	2019	2020
Raw materials	510,990	550,445
Work in process	1,862	5,397
Finished Goods	291,116	390,260
Merchandise	95,987	105,602
Less: write-downs	(10,427)	(12,613)
Total	889,528	1,039,091

Raw materials primarily consist of materials for volume production as well as spare parts used for aftersales services.

Work in progress are mainly used for research and development of new models and will be expensed when incurred. Electric drive systems in production are also recorded as work in progress.

Finished goods include vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at our sales and service center locations and charging piles.

Merchandise inventory includes accessories and branded merchandise of NIO which can be redeemed by deducting membership rewards points of customer loyalty program in the Group’s application store.

Inventory write-downs  net of reversal recognized in cost of sales for the nine months ended September 30, 2019 and 2020 were RMB 7,646 and RMB2,186, respectively.